Leases - Minimum Future Payments for IFRS16 Lease Contracts not Subject to Cancellation as Lessor (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	$ 1,222,779	$ 962,674
From 1 to 5 years	17,578,309	9,830,237
More than 5 years	4,707,742	2,057,987
TOTAL	23,508,830	$ 12,850,898
ARS
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	90,698
From 1 to 5 years	689,136
More than 5 years	212,522
USD
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	1,132,081
From 1 to 5 years	16,889,173
More than 5 years	$ 4,495,220